N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
Entity Central Index Key	0001016274
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	Fees, Expenses and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?

No. You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. This Policy has no surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

FEE TABLE CHARGES SURRENDERS AND WITHDRAWALS
Are There Transaction Charges?

Yes. You may be charged for other transactions, such as when you make a premium payment (state premium taxes), or transfer Policy Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

FEE TABLE CHARGES

Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the Investment Options and optional benefits you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

FEE TABLE CHARGES APPENDIX A

	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	0.45%	0.80%
	Base Policy (3)	$40	$40
	Portfolio Company fees and expenses (4)	0.09%	5.82%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.25% (5)	1.50% (6)
	(1)	As a percentage of average daily net assets in the Subaccounts.
	(2)	The total of mortality and expense risk charge plus administrative fee.
	(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
	(4)	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
	(5)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Rider – Single Life.
	(6)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take withdrawals from the Policy.

Lowest Annual Cost:

$524

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,555

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]

No. You can surrender the Policy in full at any time for its Cash Surrender Value, or, within limits, withdraw part of the Policy Value. This Policy has no surrender charge.

We currently do not charge for early withdrawals, but may in the future charge up to $50.

Surrender Charge (of Amount Surrendered) Maximum [Percent]	0.00%
Transaction Charges [Text Block]

Yes. You may be charged for other transactions, such as when you make a premium payment (state premium taxes), or transfer Policy Value between Investment Options (Transfer Fee).

You will be charged a $14 fee for a wire transfer if you request one. The fee is deducted from the gross amount of the partial withdrawal, or surrender.

Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the Investment Options and optional benefits you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

FEE TABLE CHARGES APPENDIX A

	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Policy (1) (2) (3)	0.45%	0.80%
	Base Policy (3)	$40	$40
	Portfolio Company fees and expenses (4)	0.09%	5.82%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	1.25% (5)	1.50% (6)
	(1)	As a percentage of average daily net assets in the Subaccounts.
	(2)	The total of mortality and expense risk charge plus administrative fee.
	(3)	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
	(4)	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
	(5)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Rider – Single Life.
	(6)	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.

Because your Policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes you do not take withdrawals from the Policy.

Lowest Annual Cost:

$524

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Least expensive combination of Policy Classes and Portfolio Company fees and expenses

•        No optional benefits

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Highest Annual Cost:

$6,555

Assumes:

•        Investment of $100,000

•        5% annual appreciation

•        Most expensive combination of Policy Classes, optional benefits, and Portfolio Company fees and expenses

•        No sales charges

•        No additional purchase payments, transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.45%	[1],[2],[3]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.80%	[1],[2],[3]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%	[4]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	5.82%	[4]
Optional Benefits Minimum [Percent]	1.25%	[5]
Optional Benefits Maximum [Percent]	1.50%	[6]
Lowest Annual Cost [Dollars]	$ 524
Highest Annual Cost [Dollars]	$ 6,555
Risks [Table Text Block]

	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).	Cover Page PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is this a Short-Term Investment?

No. This Policy is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

OVERVIEW OF THE POLICY PRINCIPAL RISKS OF INVESTING IN THE POLICY
What Are the Risks Associated with the Investment Options?

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.

PRINCIPAL RISKS OF INVESTING IN THE POLICY OVERVIEW OF THE POLICY
What Are the Risks Related to the Insurance Company?

An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength and is available upon request by contacting our Service Center at 800-255-9678.

Cover Page OVERVIEW OF THE POLICY

Investment Restrictions [Text Block]

Yes. In addition to the right of each Portfolio Company to impose restrictions on excessive trading, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interest of other Policy Owners.

Transfers among Subaccounts or the Fixed Account must be at least $250, or the entire Subaccount or Fixed Account if less. The first 15 transfers each Policy Year are free. Thereafter, we charge $10 for each transfer.

The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.

A transfer from the Fixed Account (except made pursuant to a systematic transfer program) may be made only once each Policy Year; may be delayed up to six months and is limited during any Policy Year to the greater of 25% of the Fixed Account value on the date of the transfer during that Policy Year, the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or $1,000.

Ameritas Life reserves the right to remove or substitute Portfolio Companies as Investment Options that are available under the Policy.

Key Information, Benefit Restrictions [Text Block]

Yes. Some optional benefits were available to be elected at Policy issue only. Certain optional benefits limit or restrict the Investment Options that you may select under the Policy. We may change these restrictions in the future. Withdrawals that exceed the limits of an optional benefit rider may affect the availability of the benefit by reducing the benefit, and/or could transition the rider into a new phase automatically. In addition, Advisory Fee withdrawals may be subject to federal and state income taxes and may be subject to a 10% federal tax penalty. We may discontinue offering, or modify the terms of, optional benefits for new sales at any time.

If your Policy has a GLWB2 rider that is currently active, you may allocate your Policy Value to any one of the three allowable GLWB Models. You may NOT allocate any Policy Value to the Subaccounts or the Fixed Account.

Tax Implications [Text Block]

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

There is no additional tax benefit if you purchase the Policy through a tax-qualified plan or individual retirement account (IRA).

Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

Investment Professional Compensation [Text Block]

We and/or an affiliate may pay cash compensation from our own resources pursuant to marketing and education arrangements we have in place with broker-dealers and their marketing organizations. We do not pay commissions to these broker-dealers pursuant to a selling agreement. Please note that we do not pay third party financial professionals who charge an Advisory Fee any commission amounts.

Your investment professional may receive compensation for advising you to purchase this Policy, both in the form of Advisory Fee compensation and additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your representative to recommend this Policy over another investment for which the representative is not compensated or compensated less.

Exchanges [Text Block]

Some representatives may have financial incentive to offer you a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, and any fees or penalties to terminate the existing policy, that it is preferable to purchase the new policy, rather than continue to own your current policy.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.

The fees and expenses do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the fees and expenses would be higher.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from an Investment Option or from the Policy or transfer Policy Value between Investment Options. State premium taxes may also be deducted.

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge)	0%

Transfer Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

The next table describes the fees and expenses that you will pay each year during the time that you own the Policy (not including Portfolio Company fees and expenses).

If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1)	$40	$40
BASE POLICY EXPENSES (2)	0.80%	0.45%
OPTIONAL BENEFIT EXPENSES
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider (3) (4)
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified and IRA (5) plans only	2.50%	1.50%

(1)	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
(2)	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(3)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(4)	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.
(5)	Traditional, SEP, Simple or Roth IRAs.

The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Policy. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolio Companies available under the Policy, including their annual expenses may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.09%	5.82%

*	Before any waivers and reductions.

Example

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other variable annuity policies that offer variable options. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses. The examples do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the costs would be higher.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,816	$26,040	$42,735	$82,261
Maximum Expenses with GLWB2 – single life (1)	$8,333	$24,614	$40,394	$77,754
Maximum Policy Expenses without GLWB2 Rider (2)	$6,402	$18,909	$31,032	$59,728
Minimum Policy Expenses (3)	$550	$1,725	$3,007	$6,743

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.

If you annuitize your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,816	$26,040	$42,735	$82,261
Maximum Expenses with GLWB2 – single life (1)	$8,333	$24,614	$40,394	$77,754
Maximum Policy Expenses without GLWB2 Rider (2)	$6,402	$18,909	$31,032	$59,728
Minimum Policy Expenses (3)	$550	$1,725	$3,007	$6,743

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.

If you do not surrender your Policy:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,816	$26,040	$42,735	$82,261
Maximum Expenses with GLWB2 – single life (1)	$8,333	$24,614	$40,394	$77,754
Maximum Policy Expenses without GLWB2 Rider (2)	$6,402	$18,909	$31,032	$59,728
Minimum Policy Expenses (3)	$550	$1,725	$3,007	$6,743

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES
Sales Load Imposed on Purchases	0%

Premium Taxes *	3.5%

Deferred Sales Load (or Surrender Charge)	0%

Transfer Fee *	$10

Wire Transfer Fee (per wire) *	$14

*	Charges and Fees are more fully explained in the CHARGES section.

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 10	[7]
Other Transaction Fee, Maximum [Dollars]	$ 14	[7]
Annual Contract Expenses [Table Text Block]

ANNUAL POLICY EXPENSES
	Guaranteed Maximum Fees	Current Fees
ADMINISTRATIVE EXPENSES (1)	$40	$40
BASE POLICY EXPENSES (2)	0.80%	0.45%
OPTIONAL BENEFIT EXPENSES
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider (3) (4)
Single Life	2.00%	1.25%
Joint Spousal – for non-qualified and IRA (5) plans only	2.50%	1.50%

(1)	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
(2)	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
(3)	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
(4)	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.
(5)	Traditional, SEP, Simple or Roth IRAs.

Administrative Expense, Maximum [Dollars]	$ 40	[8]
Administrative Expense, Current [Dollars]	$ 40	[8]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.80%	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	0.45%	[9]
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Company Expenses	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *	0.09%	5.82%

*	Before any waivers and reductions.

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses. *
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.09%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	5.82%
Portfolio Company Expenses, Footnotes [Text Block]	Before any waivers and reductions.
Surrender Example [Table Text Block]

This Example is intended to help you compare the cost of investing in the Variable Options with the cost of investing in other variable annuity policies that offer variable options. These costs include transaction expenses, annual Policy expenses, and Annual Portfolio Company Expenses. The examples do not reflect any Advisory Fees paid to financial professionals from the Policy Value or other assets owned by the Policy Owner; if those charges were reflected, the costs would be higher.

The Example assumes that you invest $100,000 in the Policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Note that the Example assumes a $40 guaranteed maximum Policy fee for purposes of the "Maximum Policy Expenses," even though this fee currently would not be charged on a $100,000 Policy. Minimum Policy Expenses listed do not include the $40 Policy fee. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,816	$26,040	$42,735	$82,261
Maximum Expenses with GLWB2 – single life (1)	$8,333	$24,614	$40,394	$77,754
Maximum Policy Expenses without GLWB2 Rider (2)	$6,402	$18,909	$31,032	$59,728
Minimum Policy Expenses (3)	$550	$1,725	$3,007	$6,743

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.

Annuitize Example [Table Text Block]

If you annuitize your Policy at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,816	$26,040	$42,735	$82,261
Maximum Expenses with GLWB2 – single life (1)	$8,333	$24,614	$40,394	$77,754
Maximum Policy Expenses without GLWB2 Rider (2)	$6,402	$18,909	$31,032	$59,728
Minimum Policy Expenses (3)	$550	$1,725	$3,007	$6,743

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.

No Surrender Example [Table Text Block]

If you do not surrender your Policy:	1 Year	3 Years	5 Years	10 Years
Maximum Expenses with GLWB2 – joint spousal (1)	$8,816	$26,040	$42,735	$82,261
Maximum Expenses with GLWB2 – single life (1)	$8,333	$24,614	$40,394	$77,754
Maximum Policy Expenses without GLWB2 Rider (2)	$6,402	$18,909	$31,032	$59,728
Minimum Policy Expenses (3)	$550	$1,725	$3,007	$6,743

(1)	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
(2)	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
(3)	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-255-9678.

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks

Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks Partial withdrawals, including for Advisory Fees, may reduce the amount of the death benefit. Taxes and tax penalties may apply.

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

GLWB2 Rider Risks

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue. The GLWB2 benefit does not guarantee the Policy Value at any time. If the GLWB2 Rider Benefit is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

Advisory Fee Risks

Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service.

Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment Advisory Fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

Withdrawals from your Policy to pay Advisory Fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•        Withdrawals to pay Advisory Fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.

•        Withdrawals to pay Advisory Fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

•        Given the possibly significant effect of such reductions, you are encouraged to consult your financial professional and a qualified tax advisor before making withdrawals to pay for Advisory Fees to your financial professional pursuant to an advisory fee authorization.

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the Portfolio Companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs), or the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity would be less than $20 per month. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Insurance Company’s operations, business, financial results, or financial condition.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE POLICY

The following table summarizes information about the benefits available under the Policy.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

		Standard	None	Certain ownership changes, withdrawals (including Advisory Fees), and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. Automatic transfers can only occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.00% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.50% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

*	Fee determined by applying % to Rider Charge Base

ADDITIONAL INFORMATION ON BENEFITS AVAILABLE UNDER THE POLICY

The examples listed below are hypothetical assumptions and illustrations with the purpose of explaining the operation of the benefits. Actual results will vary.

Death Benefits

Death Benefit Upon Owner’s Death

We will pay the death benefit after we receive Due Proof of Death of an Owner’s death and we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Beneficiary.

A death benefit is payable upon:

▪   Your Policy being in force;

▪   Receipt of Due Proof of Death of the first Owner to die;

▪   Election of an annuity income option; and

▪   Proof that the Owner died before any annuity payments begin.

“Due Proof of Death” is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

Until we receive satisfactory proof of death and instructions, in the proper form, from your Beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each Beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that Beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose, until each Beneficiary has provided us instructions in the proper form.

If an Owner of the Policy, under Federal tax law, is a corporation, trust, or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner, as Federal law requires, and the death benefit we will pay is the lesser of the Policy Value or the Cash Surrender Value. If an Owner of the Policy is a corporation, trust or other non-individual, a change in the Annuitant is not permitted. See the IRS Required Distribution Upon Death of Owner section below.

If the Annuitant is an Owner or joint Owner, the Annuitant’s death is treated as the Owner’s death.

If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

If your spouse is the Policy Beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

We will deduct any applicable premium tax not previously deducted from the death benefit payable.

In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the Beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all Beneficiary accounts in place at any given time. We will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the General Account.

Unclaimed Death Benefit Proceeds

Every state has unclaimed property laws that generally declare life insurance and annuity policies to be abandoned after a period of inactivity of three to five years from the date any death benefit and/or annuity payment is due and payable. For example, if the payment of a death benefit has been triggered, and after a thorough search, we are still unable to locate the Beneficiary of the death benefit, the death benefit will be paid to the abandoned property investment division or unclaimed property office of the state in which the Beneficiary or the Policy Owner last resided, as shown on our books and records. However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated periods. To prevent your Policy’s death benefit and/or annuity payment from being paid to the state’s abandoned or unclaimed property office, it is important that you update your Beneficiary designation, and personal information—including complete names and complete address—if and as they change.

Standard Death Benefit

Upon any Owner’s death before the Annuity Date, the Policy will end, and we will pay a death benefit to your Beneficiary. The death benefit equals the larger of:

▪	your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or
▪	adjusted guaranteed death benefit premiums.

We define adjusted guaranteed death benefit premiums as total premiums paid into the Policy less an adjustment for each withdrawal, including Advisory Fees. If you have not taken any withdrawals from the Policy, the adjusted guaranteed death benefit premium is equal to the total premiums paid into the Policy. To calculate the adjustment amount for the first withdrawal made under the Policy, we determine the percentage by which the withdrawal reduces the Policy Value. For example, a $10,000 withdrawal from a Policy with a $100,000 value is a 10% reduction in Policy Value. Another example, for an Advisory Fee of $1,500 from a Policy with a $100,000 value is 1.5% reduction in Policy Value. This percentage is calculated by dividing the amount of the withdrawal by the Policy Value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the Policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the Policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the Policy Value is reduced by taking the amount of the withdrawal in relation to the Policy Value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

This method of calculating the adjustment for withdrawals could reduce the relevant Policy Value significantly, and by more than the actual amount of the withdrawal.

Upon any Owner’s death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

IRS Required Distribution Upon Death of Owner

Federal tax law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are included in APPENDIX B of this prospectus.

Dollar Cost Averaging Program (Standard)

Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. We must receive notice of your election and any changed instruction – either Written Notice or by telephone transaction instruction. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when an underlying portfolio company's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Account Value, protect against a loss, or otherwise achieve your investment goals. You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the money market subaccount or the Fixed Account is less than $100. For more information regarding Dollar Cost Averaging rules, see the SYSTEMATIC TRANSFER PROGRAMS – Dollar Cost Averaging Program under the GENERAL DESCRIPTION OF THE POLICY section.

Portfolio Rebalancing Program (Standard)

The Portfolio Rebalancing program allows you to rebalance your Account Value among designated Subaccounts only as you instruct. You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs. For more information regarding Portfolio Rebalancing Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Portfolio Rebalancing Program under the GENERAL DESCRIPTION OF THE POLICY section.

Earnings Sweep Program (Standard)

The Earnings Sweep program allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options (Subaccounts or the Fixed Account) either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs. For more information regarding the Earnings Sweep Program rules, see the SYSTEMATIC TRANSFER PROGRAMS – Earnings Sweep Program under the GENERAL DESCRIPTION OF THE POLICY section.

GLWB2 Rider (Optional)

For Policies issued on or after May 1, 2017, the GLWB2 rider is not available to be elected at issue or added after issue.

A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is available with this Policy if you meet certain conditions and the rider is available and approved in your state. The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy Value, until the death of the last Covered Person. Guarantees, which are obligations of the General Account, are subject to the financial strength and claims paying ability of the Insurance Company and do not apply to the performance of the underlying Investment Options available with this product.

Election at Issue:

If you are Attained Age 50 through Attained Age 85 on the date your Policy is issued, you may elect the GLWB2 rider at issue. We use the Policy Date to calculate certain values and benefit phases when the rider is elected at issue, but may also refer to the Policy Date as the "Rider Date" for convenience.

Addition after Issue:

If your Policy was purchased before May 1, 2017, and before your Attained Age 50, you may add the GLWB2 rider on the Policy Anniversary nearest your fiftieth (50th) birthday. We will send you notice of your ability to add the GLWB2 rider after issue at least sixty (60) days prior to the Policy Anniversary when it may be added. The GLWB2 rider may not be added after the date provided in the notice. You must affirmatively respond to us in writing and we must receive your response before the date provided in the notice. The date you add the GLWB2 rider is your Rider Date and is used to calculate certain values and benefit phases.

GLWB2 Definitions

Benefit phases are defined as:

▪	Accumulation Phase. The period of time between the Rider Date and the first date of the Withdrawal Phase. The rider will remain in the Accumulation Phase for at least 30 days.
▪	Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
▪	Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy Value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:

▪	Policy Value
▪	Premium Accumulation Value
▪	Maximum Anniversary Policy Value

Example: Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. You make no withdrawals or additional premium payments. Assume that after the first year, your Policy Value has decreased to $98,000 solely due to negative performance of the Subaccounts. On your first Policy Anniversary, your Policy Value would be $98,000, your Premium Accumulation Value would be $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%], and your Benefit Base (assuming you enter the Withdrawal Phase) would be $105,000.

Assume that at the end of the second Policy Year, you have made no withdrawals or additional premium payments. Your Policy Value has increased, due to positive performance of the Subaccounts, to $104,000. Your Policy Value would be $104,000, and your Premium Accumulation Value would be $110,250 [the prior Premium Accumulation Value of $105,000 increased by the Premium Accumulation rate of 5%]. Your Maximum Anniversary Policy Value, which was $98,000 on your first Policy Anniversary, is now $104,000. So your Benefit Base would be $110,250, if you enter the Withdrawal Phase.

Covered Person(s).

▪	The Owner(s) of the Policy or;
▪	The Annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
▪	The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under this rider during a Policy Year without reducing the Benefit Base.

Example. Assume the following (example assumes current charges and Policy terms; actual results will depend on Policy experience): You are at the end of the second Policy Year in the example provided above, with a Benefit Base of $110,250, and Attained Age 57. If you enter the Withdrawal Phase at Attained Age 57, the distribution factor used to determine your Lifetime Withdrawal Benefit is 4%. Your Lifetime Withdrawal Benefit Amount will be calculated as follows:

$110,250 x 4% = $4,410.00.

If you are, instead, Attained Age 60 when you enter the Withdrawal Phase, and your Benefit Base is $110,250, the applicable distribution factor is 4.5%. Your Lifetime Withdrawal Benefit Amount is calculated as follows:

$110,250 x 4.5% = $4,961.25.

Maximum Anniversary Policy Value. The highest Policy Value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues and new rider elections within a range we have established) after the later of the Rider Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Rider Date or the most recent reset date, if any.

The initial Premium Accumulation Value is equal to the initial premium or the Policy Value as of the Rider Date if you add the GLWB2 rider after issue. The rate of interest is:

▪	5% for the Policy Year in which no withdrawal is taken.
▪	0% for the Policy Year in which a withdrawal is taken.

We may change these rates for new issues and new rider elections.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. If you elect the GLWB2 rider at issue, the Rider Charge Base is set equal to the initial premium. If you add the GLWB2 rider after issue, the Rider Charge Base is set to equal the Policy Value as of the Rider Date. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy Value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy Value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base.

Example. Assume the following (example assumes current charges and policy terms; actual results will depend on Policy experience): You are 55 years old when you purchase the Policy with the GLWB2 rider (Single Life option), and you make an initial single premium payment of $100,000. Your initial Rider Charge Base is $100,000, and the monthly rider charge is calculated as follows:

($100,000 x 1.25%) divided by 12 = monthly rider charge

($1,250) divided by 12 = $104.17.

Assume that on your next Policy Anniversary, you have made no withdrawals or additional premium payments, and your Policy Value, solely due to performance of the Subaccounts, is $104,000. Your Premium Accumulation Value is $105,000 [$100,000 increased by the Premium Accumulation Rate of 5%]. Your Maximum Anniversary Policy Value is $104,000.

Your Rider Charge Base is now $105,000, and your monthly rider charge is calculated as follows:

($105,000 x 1.25%) divided by 12 = monthly rider charge

($1,312.50) divided by 12 = $109.38.

Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Sections 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy Value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

Rider Charges

The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

Asset Allocation

The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy Value will be invested in one of certain permitted allocation models ("GLWB Models") while the rider is active. You may not allocate to the Subaccounts or the Fixed Account.

GLWB Models:

If your Policy is issued with a GLWB2 rider or if you add a GLWB2 rider after issue of your Policy, you are required to participate in the GLWB Models when the GLWB2 rider is issued or added. The GLWB Models are the only permitted GLWB Models for such Policies. The GLWB Models available for use are:

▪	VM Growth
▪	VM Moderate Growth
▪	VM Moderate

The conditions of the GLWB Models apply (see the GLWB Models section). Only you can select the GLWB Model best for you. Changes to your allocations outside the permitted GLWB Models will terminate the rider. You are permitted to transfer your total Policy Value from one of the GLWB Models to another GLWB Model. You may maintain Policy Value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple Investment Options.

The following apply if a GLWB Model consists of multiple Investment Options:

▪	The GLWB Models and any other investment restrictions are subject to periodic rebalancing.
▪	Premium payments will be credited to the model and withdrawals will be deducted from the model according to the GLWB Model allocation.
▪	All premium payments will be credited Pro-Rata among the Investment Options according to the allocation for the current GLWB Model and all withdrawals will be deducted Pro-Rata from the Investment Options according to the allocation for the current GLWB Model.

We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy Value from the default GLWB Model to any of the remaining permitted GLWB Models.

We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy Value to another permitted GLWB Model for which additional premium payments are permitted.

We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Single Life Option – Rider Election by Surviving Spouse

This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached Attained Age 50, the rider will terminate.

If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person’s death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person’s death.

Joint Spousal Option – for Non-Qualified and IRA Plans

The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary Beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

Accumulation Phase

Reset Feature

On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy Value, if it is greater.

At the time of a reset:

1.     A new premium accumulation period begins for the:

a.     Premium Accumulation Value; and

b.     Maximum Anniversary Policy Value.

2.     If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.

3.     You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued or added. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

Withdrawals

You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Rider Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy Value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

a – (a * (b / c))

where:

a = Rider Charge Base, Premium Accumulation Value, or Maximum Anniversary Policy Value prior to the withdrawal;

b = withdrawal amount;

c = Policy Value prior to the withdrawal

Example:

Assume the following items (actual results will depend on Policy experience):

Rider Charge Base (a)	=	$105,000
Premium Accumulation (a)	=	$100,000
Maximum Anniversary Policy Value (a)	=	$115,000
Partial Withdrawal Amount (b)	=	$20,000
Policy Value before the withdrawal (c)	=	$120,000

Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:

a = $ 100,000

b = $ 20,000

c = $ 120,000

Premium Accumulation after the partial withdrawal

= $100,000 – ($100,000 * ($20,000/$120,000))

= $100,000 – ($100,000 * (0.16667))

= $100,000 – ($16,667)

= $83,333

The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Policy Year in which the withdrawal is taken.

Withdrawal Phase

You may choose to begin withdrawal payments no sooner than 30 days after the Rider Date and no later than 60 days after the date we receive the properly completed service form in our office.

Benefit Base

The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

Lifetime Withdrawal Benefit Amount ("LWBA")

We guarantee, as an obligation of our General Account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy Value, until the death of the last Covered Person.

The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the Attained Age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:

●	3.50% - ages 50 through 54
●	4.00% - ages 55 through 59
●	4.50% - ages 60 through 64
●	5.00% - ages 65 through 69
●	5.25% - ages 70 through 74
●	5.50% - ages 75 through 79
●	6.00% - age 80 and older

However, we may change this schedule for new issues and new rider elections. At any time that the Benefit Base is adjusted, the LWBA is redetermined by applying the lifetime distribution factor determined at the beginning of the Withdrawal Phase to the adjusted Benefit Base.

You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Impact of Withdrawals on Benefit Base

Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

x
(y – (z – x))

where:

x = Excess Withdrawal amount with respect to LWBA;

y = Policy Value immediately prior to the withdrawal;

z = total amount of the current withdrawal.

Example:

Assume the following items (actual results will depend on Policy experience):

Benefit Base	= $100,000
LWBA	= $ 5,000
Partial Withdrawal Amount (z)	= $ 7,000
Excess Partial Withdrawal Amount (x)	= $ 2,000
Policy Value Prior to Withdrawal (y)	= $ 90,000

The proportional reduction factor: x/(y – (z-x)) = 2,000 / (90,000 – (7,000-2,000)) = 0.02353

The effect on the Benefit Base is: $100,000 x 0.02353 = $2,353

Applying the reduction to the Benefit Base: $100,000 - $2,353 = $97,647

A reduction in the Benefit Base will reduce the LWBA.

No Excess Withdrawals will be allowed when the Policy Value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

Step-Up of Benefit Base

On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy Value to the Benefit Base. If the Policy Value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy Value and recalculate the LWBA, which will increase the LWBA.

Additional Premiums

Additional premium payments made during the Withdrawal Phase will:

1.       increase the Policy Value according to the provisions of the Policy; and,

2.       increase the Benefit Base; and,

3.       increase the LWBA.

Premium payments made during the Withdrawal Phase may not exceed $25,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy Value is zero.

Guaranteed Phase

If a withdrawal (including an RMD) reduces the Policy Value to zero and at least one Covered Person is still living, the following will apply:

a.	the monthly rider charge will no longer be deducted; and,
b.	the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
c.	no additional premiums will be accepted; and,
d.	no additional step-ups will occur; and,
e.	any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
f.	the Policy and any other riders will cease to provide any death benefits.

Death Benefit

Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the Beneficiary will elect to receive either the death benefit as provided by the Policy, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

If the last surviving Covered Person dies and the Policy Value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

Termination of Rider

Except as otherwise provided under the Single Life Option – Rider Election by Surviving Spouse section, the rider will terminate without value on the earliest occurrence of any of the following dates:

1.	the date of death of the last surviving Covered Person;
2.	the date there is a change of Owner that results in a change of Covered Person;
3.	the date annuity payments commence under an annuity income option as described in the Policy;
4.	the date an Excess Withdrawal is taken such that the LWBA is less than $100;
5.	the date any asset allocation requirement or investment restriction is violated;
6.	the date the Owner(s) provides us with Written Notice to terminate either the rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:

a.	apply the Policy Value under an annuity income option described in the Policy, or
b.	receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

Benefits Available [Table Text Block]

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Standard Death Benefit

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

		Standard	None	Certain ownership changes, withdrawals (including Advisory Fees), and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Dollar Cost Averaging ("DCA")

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

		Standard	None

You must request the DCA program. Automatic transfers can only occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Portfolio Rebalancing Program ("PBL")	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.	Standard	None	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Earnings Sweep Program	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.	Standard	None	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.

NAME OF BENEFIT	PURPOSE	IS BENEFIT STANDARD OR OPTIONAL	MAXIMUM FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.00% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.	Optional	2.50% *

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

*	Fee determined by applying % to Rider Charge Base

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to alictd@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to provide you with long-term growth of capital.	American Funds® IS EUPAC Fund, Class 1 (named American Funds® IS International Fund, Class 1 prior to 5/1/26) Capital Research and Management Company (SM)	0.47%*	27.04%	3.66%	7.26%
Seeks to provide growth of capital.	American Funds® IS Growth Fund, Class 1 Capital Research and Management Company (SM)	0.33%	20.54%	13.66%	18.26%
Seeks to achieve long-term growth of capital and income.	American Funds® IS Growth-Income Fund, Class 1 Capital Research and Management Company (SM)	0.28%	18.37%	14.19%	14.20%
Seeks to provide long-term capital appreciation.	American Funds® IS New World Fund, Class 1 Capital Research and Management Company (SM)	0.57%*	28.60%	5.59%	9.53%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund, Class 1 Capital Research and Management Company (SM)	0.25%*	17.50%	14.17%	12.65%
Total return.	Calvert VP SRI Balanced Portfolio, Class I Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I Calvert Research and Management	0.48%*	30.90%	8.53%	7.86%
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]	0.40%*	12.45%	5.83%	9.32%
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio Calvert Research and Management / Ameritas Investment Partners, Inc. [1]	0.28%*	17.50%	14.09%	14.47%
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	0.93%*	8.06%	6.67%	6.74%
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	0.91%*	8.51%	5.71%	6.37%
Current income.	CVT Volatility Managed Moderate Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	0.89%*	6.98%	4.02%	5.39%
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.31%*	19.94%	12.23%
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
To seek total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
To achieve long-term capital appreciation.	DFA VA International Small Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	36.99%	8.89%	8.68%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
To achieve long-term capital appreciation.	DFA VA International Value Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Long-term growth of capital.	DWS Capital Growth VIP, Class A DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%
Long-term capital growth.	DWS International Opportunities VIP, Class A DWS Investment Management Americas, Inc.	0.86%*	18.92%	3.13%	7.37%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A DWS Investment Management Americas, Inc.	0.80%*	18.21%	9.66%	7.57%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund SM Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income Portfolio SM, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.46%	19.02%	12.51%	11.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.55%	14.92%	13.70%	17.45%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.81%*, **	10.36%	4.22%	5.59%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.37%	7.22%	0.06%	2.71%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.55%	11.75%	10.10%	10.59%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.72%	20.39%	6.62%	7.93%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.63%	8.85%	3.07%	4.66%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2 Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.47%*	6.60%	0.87%	2.87%
Capital growth.	LVIP American Century International Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.95%*	15.98%	1.85%	6.42%
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.86%*	8.99%	8.89%	9.12%
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class Massachusetts Financial Services Company	0.81%*	3.66%	3.26%	11.60%
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class Massachusetts Financial Services Company	0.90%*	22.05%	5.51%	7.54%
Seeks total return.	MFS® Utilities Series, Initial Class Massachusetts Financial Services Company	0.78%*	15.01%	7.64%	9.49%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company	1.25%*	32.96%	4.37%	7.27%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I Neuberger Berman Investment Advisers LLC	0.85%*	11.56%	10.06%	7.75%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Quality Equity Portfolio, Class I Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Government Long Bond 1.2x Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.45%*	1.67%	-13.64%	-3.35%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Inverse Government Long Bond Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	5.67%*	1.85%	12.87%	1.41%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Inverse NASDAQ-100® Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.85%*	-16.18%	-13.53%	-17.67%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	Rydex Inverse S&P 500® Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.82%*	-11.76%	-10.49%	-12.91%
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index®.	Rydex NASDAQ-100® Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.76%*	19.04%	13.32%	17.60%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	Rydex Nova Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.74%*	20.87%	16.53%	17.73%
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.	Rydex Precious Metals Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.68%*	147.37%	17.52%	21.08%
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Russell 2000® 1.5x Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.87%*	12.47%	3.43%	9.25%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Long-term capital appreciation.	Third Avenue Value Portfolio Third Avenue Management LLC	1.31%*	34.85%	17.68%	9.66%
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard® Balanced Portfolio [5] Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [5] Vanguard Global Equity Index Management	0.12%	12.73%	4.22%	6.14%
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [5] Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC and Harris Associates L.P.	0.28%	16.83%	13.24%	11.76%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5] Vanguard Quantitative Equity Group and Wellington Management Company LLP	0.29%	16.80%	12.59%	11.52%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5] Vanguard Global Equity Index Management	0.14%	17.70%	14.27%	14.66%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [5] Vanguard Fixed Income Group	0.13%	5.69%	-0.41%
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5] Wellington Management Company, LLP	0.36%	16.89%	11.36%	15.58%
Seeks to provide a high level of current income.	Vanguard® High Yield Bond Portfolio [5] Wellington Management Company, LLP and Vanguard Fixed Income Group	0.24%	9.18%	4.05%	5.62%
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5] Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.	0.32%	19.97%	0.62%	10.48%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5] Vanguard Strategic Equity Index Management	0.17%	11.54%	8.46%	10.77%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5] Vanguard Global Equity Index Management	0.12%	16.19%	6.51%	8.14%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5] Vanguard Strategic Equity Index Management	0.26%	3.11%	4.51%	5.08%
Seeks to provide current income with limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5] Vanguard Fixed Income Group	0.14%	6.85%	2.23%	2.81%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6] ArrowMark Partners	0.29%	6.11%	3.81%	9.61%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5] Vanguard Fixed Income Group	0.14%	6.94%	-0.51%	1.90%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [5] Vanguard Global Equity Index Management	0.09%	32.04%	7.88%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5] Vanguard Global Equity Index Management	0.13%	16.93%	12.98%	14.10%

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place and reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.67%.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

Additional Note Regarding Policies with GLWB2 Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

FIXED OPTIONS AVAILABLE UNDER THE POLICY

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (1) (2)	One Year (3)	1% (4)

(1)	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
(2)	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
(3)	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
(4)	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.

You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to alictd@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL DESCRIPTION OF THE POLICY.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at ameritas.com/investments/fund-prospectuses. You can also request this information at no cost by calling 800-255-9678 or by sending an email request to alictd@ameritas.com.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to provide you with long-term growth of capital.	American Funds® IS EUPAC Fund, Class 1 (named American Funds® IS International Fund, Class 1 prior to 5/1/26) Capital Research and Management Company (SM)	0.47%*	27.04%	3.66%	7.26%
Seeks to provide growth of capital.	American Funds® IS Growth Fund, Class 1 Capital Research and Management Company (SM)	0.33%	20.54%	13.66%	18.26%
Seeks to achieve long-term growth of capital and income.	American Funds® IS Growth-Income Fund, Class 1 Capital Research and Management Company (SM)	0.28%	18.37%	14.19%	14.20%
Seeks to provide long-term capital appreciation.	American Funds® IS New World Fund, Class 1 Capital Research and Management Company (SM)	0.57%*	28.60%	5.59%	9.53%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® IS Washington Mutual Investors Fund, Class 1 Capital Research and Management Company (SM)	0.25%*	17.50%	14.17%	12.65%
Total return.	Calvert VP SRI Balanced Portfolio, Class I Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I Calvert Research and Management	0.48%*	30.90%	8.53%	7.86%
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I Calvert Research and Management / Ameritas Investment Partners, Inc. [1]	0.40%*	12.45%	5.83%	9.32%
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio Calvert Research and Management / Ameritas Investment Partners, Inc. [1]	0.28%*	17.50%	14.09%	14.47%
Growth and income.	CVT Volatility Managed Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	0.93%*	8.06%	6.67%	6.74%
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	0.91%*	8.51%	5.71%	6.37%
Current income.	CVT Volatility Managed Moderate Portfolio, Class F Calvert Research and Management / Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	0.89%*	6.98%	4.02%	5.39%
To achieve long-term capital appreciation.	DFA VA Equity Allocation Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.31%*	19.94%	12.23%
To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	DFA VA Global Bond Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.21%	4.35%	1.38%	1.81%
To seek total return consisting of capital appreciation and current income.	DFA VA Global Moderate Allocation Portfolio Dimensional Fund Advisors LP	0.28%*	14.68%	8.42%	8.65%
To achieve long-term capital appreciation.	DFA VA International Small Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	36.99%	8.89%	8.68%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
To achieve long-term capital appreciation.	DFA VA International Value Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
To achieve a stable real return in excess of the rate of inflation with a minimum of risk.	DFA VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP / Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.12%	4.33%	2.65%	1.97%
To achieve long-term capital appreciation.	DFA VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	15.83%	11.97%	10.51%
To achieve long-term capital appreciation.	DFA VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%
Long-term growth of capital.	DWS Capital Growth VIP, Class A DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%
Long-term capital growth.	DWS International Opportunities VIP, Class A DWS Investment Management Americas, Inc.	0.86%*	18.92%	3.13%	7.37%
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A DWS Investment Management Americas, Inc.	0.80%*	18.21%	9.66%	7.57%
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund SM Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.54%	21.52%	15.37%	15.78%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income Portfolio SM, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.46%	19.02%	12.51%	11.60%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.25%	4.13%	3.10%	2.03%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.55%	14.92%	13.70%	17.45%
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.81%*, **	10.36%	4.22%	5.59%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.37%	7.22%	0.06%	2.71%
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.55%	11.75%	10.10%	10.59%
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.72%	20.39%	6.62%	7.93%
Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio, Initial Class [3] Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.	0.63%	8.85%	3.07%	4.66%
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2 Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	LVIP American Century Inflation Protection Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.47%*	6.60%	0.87%	2.87%
Capital growth.	LVIP American Century International Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.95%*	15.98%	1.85%	6.42%
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II Lincoln Financial Investments Corporation / American Century Investment Management, Inc.	0.86%*	8.99%	8.89%	9.12%
Seeks capital appreciation.	MFS® Mid Cap Growth Series, Initial Class Massachusetts Financial Services Company	0.81%*	3.66%	3.26%	11.60%
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class Massachusetts Financial Services Company	0.90%*	22.05%	5.51%	7.54%
Seeks total return.	MFS® Utilities Series, Initial Class Massachusetts Financial Services Company	0.78%*	15.01%	7.64%	9.49%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company	1.25%*	32.96%	4.37%	7.27%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I Neuberger Berman Investment Advisers LLC	0.85%*	11.56%	10.06%	7.75%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Quality Equity Portfolio, Class I Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Seeks maximum real return, consistent with prudent investment management.	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class Pacific Investment Management Company LLC	3.19%*	18.79%	10.55%	6.54%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Government Long Bond 1.2x Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.45%*	1.67%	-13.64%	-3.35%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Inverse Government Long Bond Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	5.67%*	1.85%	12.87%	1.41%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Inverse NASDAQ-100® Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.85%*	-16.18%	-13.53%	-17.67%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	Rydex Inverse S&P 500® Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.82%*	-11.76%	-10.49%	-12.91%
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index®.	Rydex NASDAQ-100® Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.76%*	19.04%	13.32%	17.60%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	Rydex Nova Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.74%*	20.87%	16.53%	17.73%
Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.	Rydex Precious Metals Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.68%*	147.37%	17.52%	21.08%
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.	Rydex Russell 2000® 1.5x Strategy Fund Security Investors, LLC, operating under the name Guggenheim Investments	1.87%*	12.47%	3.43%	9.25%
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Long-term capital appreciation.	Third Avenue Value Portfolio Third Avenue Management LLC	1.31%*	34.85%	17.68%	9.66%
Seeks to provide long-term capital appreciation and reasonable current income.	Vanguard® Balanced Portfolio [5] Wellington Management Company, LLP	0.20%	16.46%	9.29%	10.03%
Seeks to provide current income and low to moderate capital appreciation.	Vanguard® Conservative Allocation Portfolio [5] Vanguard Global Equity Index Management	0.12%	12.73%	4.22%	6.14%
Seeks to provide long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio [5] Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC and Harris Associates L.P.	0.28%	16.83%	13.24%	11.76%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio [5] Vanguard Quantitative Equity Group and Wellington Management Company LLP	0.29%	16.80%	12.59%	11.52%
Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard® Equity Index Portfolio [5] Vanguard Global Equity Index Management	0.14%	17.70%	14.27%	14.66%

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns as of 12/31/2025
			1 year	5 year	10 year
Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard® Global Bond Index Portfolio [5] Vanguard Fixed Income Group	0.13%	5.69%	-0.41%
Seeks to provide long-term capital appreciation.	Vanguard® Growth Portfolio [5] Wellington Management Company, LLP	0.36%	16.89%	11.36%	15.58%
Seeks to provide a high level of current income.	Vanguard® High Yield Bond Portfolio [5] Wellington Management Company, LLP and Vanguard Fixed Income Group	0.24%	9.18%	4.05%	5.62%
Seeks to provide long-term capital appreciation.	Vanguard® International Portfolio [5] Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.	0.32%	19.97%	0.62%	10.48%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® Mid-Cap Index Portfolio [5] Vanguard Strategic Equity Index Management	0.17%	11.54%	8.46%	10.77%
Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard® Moderate Allocation Portfolio [5] Vanguard Global Equity Index Management	0.12%	16.19%	6.51%	8.14%
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® Real Estate Index Portfolio [5] Vanguard Strategic Equity Index Management	0.26%	3.11%	4.51%	5.08%
Seeks to provide current income with limited price volatility.	Vanguard® Short-Term Investment-Grade Portfolio [5] Vanguard Fixed Income Group	0.14%	6.85%	2.23%	2.81%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio [5,6] ArrowMark Partners	0.29%	6.11%	3.81%	9.61%
Seeks to track the performance of a broad, market-weighted bond index.	Vanguard® Total Bond Market Index Portfolio [5] Vanguard Fixed Income Group	0.14%	6.94%	-0.51%	1.90%
Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard® Total International Stock Market Index Portfolio [5] Vanguard Global Equity Index Management	0.09%	32.04%	7.88%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard® Total Stock Market Index Portfolio [5] Vanguard Global Equity Index Management	0.13%	16.93%	12.98%	14.10%

*	Current Expenses take into account expense reimbursement or fee waiver arrangements in place and reflect temporary fee reductions under such an arrangement.
**	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.67%.
1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
5	Vanguard is a trademark of The Vanguard Group, Inc.
6	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.

Additional Note Regarding Policies with GLWB2 Rider

Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.

An optional Guaranteed Lifetime Withdrawal Benefit ("GLWB2") rider may be available for policies issued prior to May 1, 2017. The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies.

Each of the three GLWB Models is comprised of a single Investment Option. The strategies used by the GLWB Models limit the volatility risks associated with offering living benefit riders. In providing the GLWB Models, we are not providing investment advice or managing the allocations under your Policy. There is no investment advisory agreement between you and any of our affiliates to act as an adviser to you as the Policy Owner.

GLWB Models available for use with the GLWB2 rider are:

▪	VM Growth Model – The VM Growth Model is for long-term investors who seek growth potential with less emphasis on current income. The Model is likely to experience fluctuation in value, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Growth Model – The VM Moderate Growth Model is for long-term investors who seek a balance of current income and growth potential. The Model is likely to experience some fluctuations, while seeking to manage overall volatility. Losses are still possible.
▪	VM Moderate Model – The VM Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investment. Losses are still possible.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is a list of Fixed Options currently available under the Policy. We may change the features of the Fixed Options listed below, offer New Fixed Options, and terminate existing Fixed Options. We will provide you with a written notice before doing so. Features and limitations of the Fixed Options are described in section THE FIXED ACCOUNT FIXED INTEREST RATE OPTION.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (1) (2)	One Year (3)	1% (4)

(1)	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
(2)	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
(3)	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
(4)	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.

You may obtain information for the current interest rate or the renewal interest rate for the Fixed Account at no cost, or transfer Policy Value, by calling 800-255-9678, by sending an email request to alictd@ameritas.com or by contacting your financial professional.

Prior to the Annuity Date, you may transfer Policy Value from the Registered Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount subject to the Transfer Rules as outlined in the GENERAL DESCRIPTION OF THE POLICY.

Fixed Option Available, Name	Fixed Account	[10],[11]
Fixed Option Available, Term	1 year	[12]
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%	[13]
American Funds I S E U P A C Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide you with long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS EUPAC Fund, Class 1 (named American Funds® IS International Fund, Class 1 prior to 5/1/26
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.47%	[14]
Average Annual Total Returns, 1 Year [Percent]	27.04%
Average Annual Total Returns, 5 Years [Percent]	3.66%
Average Annual Total Returns, 10 Years [Percent]	7.26%
American Funds I S Growth Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital.
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
American Funds I S Growth Income Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
American Funds I S New World Fund Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	American Funds® IS New World Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.57%	[14]
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
American Funds I S Washington Mutual Investors Class 1 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund, Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company (SM)
Current Expenses [Percent]	0.25%	[14]
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.65%
Calvert V P S R I Balanced Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio, Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	9.81%
C V T E A F E International Index Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the MSCI EAFE Index.
Portfolio Company Name [Text Block]	CVT EAFE International Index Portfolio, Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.48%	[14]
Average Annual Total Returns, 1 Year [Percent]	30.90%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.86%
C V T Russell 2000 Small Cap Index Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the Russell 2000 Index.
Portfolio Company Name [Text Block]	CVT Russell 2000 Small Cap Index Portfolio, Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc	[15]
Current Expenses [Percent]	0.40%	[14]
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.32%
C V T S P 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Investing to correspond with the returns of the S&P 500 Index. [2]	[16]
Portfolio Company Name [Text Block]	CVT S&P 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.	[15]
Current Expenses [Percent]	0.28%	[14]
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.47%
C V T Volatility Managed Growth Portfolio Class F Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Growth and income.
Portfolio Company Name [Text Block]	CVT Volatility Managed Growth Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	[15]
Current Expenses [Percent]	0.93%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.06%
Average Annual Total Returns, 5 Years [Percent]	6.67%
Average Annual Total Returns, 10 Years [Percent]	6.74%
C V T Volatility Managed Moderate Growth Portfolio Class F Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Income and growth.
Portfolio Company Name [Text Block]	CVT Volatility Managed Moderate Growth Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	[15]
Current Expenses [Percent]	0.91%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.51%
Average Annual Total Returns, 5 Years [Percent]	5.71%
Average Annual Total Returns, 10 Years [Percent]	6.37%
C V T Volatility Managed Moderate Portfolio Class F Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Current income.
Portfolio Company Name [Text Block]	CVT Volatility Managed Moderate Portfolio, Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC	[15]
Current Expenses [Percent]	0.89%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	5.39%
D F A V A Equity Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA Equity Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.31%	[14]
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	12.23%
D F A V A Global Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Portfolio Company Name [Text Block]	DFA VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
D F A V A Global Moderate Allocation Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To seek total return consisting of capital appreciation and current income.
Portfolio Company Name [Text Block]	DFA VA Global Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%	[14]
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
D F A V A International Small Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
D F A V A International Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
D F A V A Short Term Fixed Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Portfolio Company Name [Text Block]	DFA VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. and DFA Australia Limited
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
D F A V A U S Large Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
D F A V A U S Targeted Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	To achieve long-term capital appreciation.
Portfolio Company Name [Text Block]	DFA VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
D W S Capital Growth V I P Class A [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	DWS Capital Growth VIP, Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	15.29%
D W S International Opportunities V I P Class A [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	DWS International Opportunities VIP, Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.86%	[14]
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]	7.37%
D W S Small Mid Cap Value V I P Class A [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP, Class A
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.80%	[14]
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Fidelity V I P Contrafund Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund SM Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Fidelity V I P Equity Income Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	[16]
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income Portfolio SM, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Fidelity V I P Government Money Market Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio, Initial Class	[17],[18]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	4.13%
Average Annual Total Returns, 5 Years [Percent]	3.10%
Average Annual Total Returns, 10 Years [Percent]	2.03%
Fidelity V I P Growth Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Fidelity V I P High Income Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP High Income Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.81%	[14],[19]
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Fidelity V I P Investment Grade Bond Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with the preservation of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Fidelity V I P Mid Cap Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Fidelity V I P Overseas Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Fidelity® VIP Overseas Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	6.62%
Average Annual Total Returns, 10 Years [Percent]	7.93%
Fidelity V I P Strategic Income Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income. The fund may also seek capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio, Initial Class	[17]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Other investment advisers serve as sub-advisers for the fund.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.66%
F T V I P T Templeton Global Bond V I P Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.
Portfolio Company Name [Text Block]	FTVIPT Templeton Global Bond VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[14]
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Invesco V I American Franchise Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth.
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund, Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	11.67%
Average Annual Total Returns, 5 Years [Percent]	10.35%
Average Annual Total Returns, 10 Years [Percent]	14.87%
Invesco V I E Q V International Equity Fund Series I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund, Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
L V I P American Century Inflation Protection Fund Stand Class I I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Portfolio Company Name [Text Block]	LVIP American Century Inflation Protection Fund, Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%	[14]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.87%
L V I P American Century International Fund Stand Class I I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Name [Text Block]	LVIP American Century International Fund, Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%	[14]
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	6.42%
L V I P American Century Mid Cap Value Fund Stand Class I I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP American Century Mid Cap Value Fund, Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%	[14]
Average Annual Total Returns, 1 Year [Percent]	8.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	9.12%
M F S Mid Cap Growth Series Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series, Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%	[14]
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	11.60%
M F S Research International Portfolio Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio, Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%	[14]
Average Annual Total Returns, 1 Year [Percent]	22.05%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.54%
M F S Utilities Series Initial Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return.
Portfolio Company Name [Text Block]	MFS® Utilities Series, Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%	[14]
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	9.49%
Morgan Stanley V I F Emerging Markets Equity Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.25%	[14]
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Neuberger Berman A M T Mid Cap Intrinsic Value Port Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.85%	[14]
Average Annual Total Returns, 1 Year [Percent]	11.56%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.75%
Neuberger Berman A M T Quality Equity Port Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
Portfolio Company Name [Text Block]	Neuberger Berman AMT Quality Equity Portfolio, Class I
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
P I M C O Commodityrealreturn Strategy Port Admin Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with prudent investment management.
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	3.19%	[14]
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	10.55%
Average Annual Total Returns, 10 Years [Percent]	6.54%
P I M C O Total Return Portfolio Admin Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio, Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	8.89%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	2.36%
Rydex Government Long Bond 1. 2x Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Portfolio Company Name [Text Block]	Rydex Government Long Bond 1.2x Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.45%	[14]
Average Annual Total Returns, 1 Year [Percent]	1.67%
Average Annual Total Returns, 5 Years [Percent]	(13.64%)
Average Annual Total Returns, 10 Years [Percent]	(3.35%)
Rydex Inverse Government Long Bond Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the most recently issued 30 Year U.S. Treasury Bond. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued 30 Year U.S. Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Portfolio Company Name [Text Block]	Rydex Inverse Government Long Bond Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	5.67%	[14]
Average Annual Total Returns, 1 Year [Percent]	1.85%
Average Annual Total Returns, 5 Years [Percent]	12.87%
Average Annual Total Returns, 10 Years [Percent]	1.41%
Rydex Inverse N A S D A Q 100 Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Portfolio Company Name [Text Block]	Rydex Inverse NASDAQ-100® Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.85%	[14]
Average Annual Total Returns, 1 Year [Percent]	(16.18%)
Average Annual Total Returns, 5 Years [Percent]	(13.53%)
Average Annual Total Returns, 10 Years [Percent]	(17.67%)
Rydex Inverse S P 500 Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	[16]
Portfolio Company Name [Text Block]	Rydex Inverse S&P 500® Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.82%	[14]
Average Annual Total Returns, 1 Year [Percent]	(11.76%)
Average Annual Total Returns, 5 Years [Percent]	(10.49%)
Average Annual Total Returns, 10 Years [Percent]	(12.91%)
Rydex N A S D A Q 100 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index®.
Portfolio Company Name [Text Block]	Rydex NASDAQ-100® Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.76%	[14]
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	13.32%
Average Annual Total Returns, 10 Years [Percent]	17.60%
Rydex Nova Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day. [2]	[16]
Portfolio Company Name [Text Block]	Rydex Nova Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.74%	[14]
Average Annual Total Returns, 1 Year [Percent]	20.87%
Average Annual Total Returns, 5 Years [Percent]	16.53%
Average Annual Total Returns, 10 Years [Percent]	17.73%
Rydex Precious Metals Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Portfolio Company Name [Text Block]	Rydex Precious Metals Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.68%	[14]
Average Annual Total Returns, 1 Year [Percent]	147.37%
Average Annual Total Returns, 5 Years [Percent]	17.52%
Average Annual Total Returns, 10 Years [Percent]	21.08%
Rydex Russell 20001. 5x Strategy Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Portfolio Company Name [Text Block]	Rydex Russell 2000® 1.5x Strategy Fund
Portfolio Company Adviser [Text Block]	Security Investors, LLC, operating under the name Guggenheim Investments
Current Expenses [Percent]	1.87%	[14]
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	3.43%
Average Annual Total Returns, 10 Years [Percent]	9.25%
T Rowe Price Blue Chip Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital growth. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
Third Avenue Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Third Avenue Value Portfolio
Portfolio Company Adviser [Text Block]	Third Avenue Management LLC
Current Expenses [Percent]	1.31%	[14]
Average Annual Total Returns, 1 Year [Percent]	34.85%
Average Annual Total Returns, 5 Years [Percent]	17.68%
Average Annual Total Returns, 10 Years [Percent]	9.66%
Vanguard Balanced Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and reasonable current income.
Portfolio Company Name [Text Block]	Vanguard® Balanced Portfolio	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Vanguard Conservative Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and low to moderate capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Conservative Allocation Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Global Equity Index Management
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Vanguard Diversified Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation and income growth.
Portfolio Company Name [Text Block]	Vanguard® Diversified Value Portfolio	[20]
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLC, Aristotle Capital Management, LLC and Harris Associates L.P.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Vanguard Equity Income Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Equity Income Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Quantitative Equity Group and Wellington Management Company LLP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Vanguard Equity Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® Equity Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Global Equity Index Management
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Vanguard Global Bond Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Portfolio Company Name [Text Block]	Vanguard® Global Bond Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Fixed Income Group
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Vanguard Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Growth Portfolio	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Vanguard High Yield Bond Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of current income.
Portfolio Company Name [Text Block]	Vanguard® High Yield Bond Portfolio	[20]
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP and Vanguard Fixed Income Group
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Vanguard International Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® International Portfolio	[20]
Portfolio Company Adviser [Text Block]	Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard Mid Cap Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Name [Text Block]	Vanguard® Mid-Cap Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Vanguard Moderate Allocation Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and a low to moderate level of current income.
Portfolio Company Name [Text Block]	Vanguard® Moderate Allocation Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Global Equity Index Management
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Vanguard Real Estate Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Portfolio Company Name [Text Block]	Vanguard® Real Estate Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard Short Term Investment Grade Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income with limited price volatility.
Portfolio Company Name [Text Block]	Vanguard® Short-Term Investment-Grade Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Fixed Income Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Vanguard Small Company Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term capital appreciation.
Portfolio Company Name [Text Block]	Vanguard® Small Company Growth Portfolio	[20],[21]
Portfolio Company Adviser [Text Block]	ArrowMark Partners
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	6.11%
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.61%
Vanguard Total Bond Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a broad, market-weighted bond index.
Portfolio Company Name [Text Block]	Vanguard® Total Bond Market Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Fixed Income Group
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Vanguard Total International Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Portfolio Company Name [Text Block]	Vanguard® Total International Stock Market Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Global Equity Index Management
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Vanguard Total Stock Market Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Portfolio Company Name [Text Block]	Vanguard® Total Stock Market Index Portfolio	[20]
Portfolio Company Adviser [Text Block]	Vanguard Global Equity Index Management
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]

Upon any Owner’s death before the Annuity Date, a death benefit is paid to your Beneficiary(ies).

The death benefit equals the larger of: (a) your Policy Value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or (b) adjusted guaranteed death benefit premiums.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Certain ownership changes, withdrawals (including Advisory Fees), and assignments could reduce the death benefit. We may limit purchase payments for all annuities held with us to $1,000,000.
Name of Benefit [Text Block]	Standard Death Benefit
Dollar Cost Averaging [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA")
Purpose of Benefit [Text Block]

This is a systematic transfer program that allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the money market subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]

You must request the DCA program. Automatic transfers can only occur monthly. While a DCA program is in effect, elective transfers out of the Fixed Account are prohibited. DCA is not available when the Portfolio Rebalancing Program is elected.

Name of Benefit [Text Block]	Dollar Cost Averaging ("DCA")
Portfolio Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Portfolio Rebalancing Program ("PBL")
Purpose of Benefit [Text Block]	This is a systematic transfer program that allows you to rebalance your Account Value among designated Subaccounts.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	You must request the rebalancing program. The Fixed Account is excluded from this program. PBL is not available when the DCA Program is elected.
Name of Benefit [Text Block]	Portfolio Rebalancing Program ("PBL")
Earnings Sweep Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Earnings Sweep Program
Purpose of Benefit [Text Block]	This is a systematic transfer program that allows you to rebalance your Account Value by automatically allocating earnings from your Subaccounts among designated Investment Options.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	You must request the Earnings Sweep program. You may have your earnings sweep quarterly, semi-annually or annually.
Name of Benefit [Text Block]	Earnings Sweep Program
G L W B 2 Rider Single Life [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life
Purpose of Benefit [Text Block]	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.
Optional Benefit [Flag]	true
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Single Life
G L W B 2 Single Life Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[22]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.00%	[22]
Brief Restrictions / Limitations [Text Block]

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

G L W B 2 Rider Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[22]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only
Purpose of Benefit [Text Block]	If activated, guarantees a series of annualized withdrawals from your Policy, regardless of Policy Value, until the death of the last surviving Covered Person.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	2.50%	[22]
Brief Restrictions / Limitations [Text Block]

For Policies issued on or after

May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.

The rider is only available if the Policy Owner is at least age 49 years and 6 months ("Attained Age 50") and not available at age 85 years and 6 months or greater ("Attained Age 86"). The rider will begin in the Accumulation Phase, and the Withdrawal Phase can begin no sooner than 30 days later.

A second request for a withdrawal in a Policy Year following the activation of the rider will automatically convert the rider to the Withdrawal Phase.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit ("GLWB2") Rider Joint Spousal – for non-qualified and IRA plans only
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Policy, including loss of your premiums (principal).
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No. This Policy is not a short-term investment, and is not appropriate for an investor who needs ready access to cash. The Policy will usually be unsuitable for short-term savings. This Policy is not considered a short-term investment because of the possibility for taxes and a tax penalty. Because of the long-term nature of the Policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Risk

Your Account Value will fluctuate with the performance of the Investment Options you choose. You assume the risk that your Account Value may decline or not perform to your expectations. Each underlying portfolio has various and unique investment risks and some have greater risks than others. If you are also invested in the Fixed Account, interest rates may also vary or not perform to your expectations.

There is no assurance that any underlying portfolio will meet its objectives. You should review the available Investment Options before making an investment decision. Prospectuses for Investment Options are available at our website, ameritas.com/investments/fund-prospectuses or by calling 800-255-9678.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available (e.g. Portfolio Companies) under the Policy. Each Investment Option (including the Fixed Account) will have its own unique risks. You should review these Investment Options before making an investment decision. The Fixed Account is subject to the financial strength and claims paying ability of the Insurance Company.

Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Early Withdrawal Risk

The Policy is unsuitable for short-term savings and is subject to investment risk, including the loss of principal. This Policy is not considered a short-term investment because of the possibility for a tax penalty at the time of surrender. You should evaluate the Policy's long-term investment potential and risks before purchasing a Policy. You should purchase a Policy only if you have the financial capability and the intent to keep the Policy in force for a substantial period of time.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Policy is subject to the risks related to the Insurance Company including that any obligations (including under the Fixed Account Investment Option), guarantees, or benefits are subject to the claims-paying ability of the Insurance Company. Additional information about the Insurance Company, including its financial strength ratings, is available on its website, ameritas.com/about/financial-strength and is available upon request by contacting our Service Center at 800-255-9678.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risks

Ameritas Life has sole legal responsibility to pay amounts that are owed under the annuity. You should look to the financial strength of Ameritas Life for its claims-paying ability. We are also exposed to risks related to natural and human-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and Fund performance for the portfolios available through your Policy. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such event and some events may be beyond control and cannot be fully mitigated or foreseen.

Fixed Account Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Fixed Account Risks

The Fixed Account is part of the General Account of Ameritas Life Insurance Corp. The obligations of the General Account including any interest credited to the Fixed Account, and any guaranteed benefits we may provide under the Policy that exceed the value of the amounts held in the Registered Separate Account, are subject to the claims of our creditors, the financial strength and the claims paying ability of the Insurance Company. The General Account is not a bank account and it is not insured by the FDIC or any other government agency.

Policy Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Policy Changes Risk

We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

We retain the right to change the investments of the Registered Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Registered Separate Account. We may add new Registered Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

We will notify you of any changes to the variable Investment Options.

Surrender Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Surrender Risks

Depending on your Policy Value and the time at which you are considering surrender, there may be little or no Cash Surrender Value payable to you. Following a full surrender of the Policy, or at any time the Policy Value is zero, all of your rights in the Policy end. A surrender before age 59 ½ may also result in tax penalties.

Partial Withdrawal Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Partial Withdrawal Risks Partial withdrawals, including for Advisory Fees, may reduce the amount of the death benefit. Taxes and tax penalties may apply.
Limitations On Access To Cash Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Limitations on Access to Cash Value

We limit partial withdrawals to amounts not less than $250, and require you to have not less than $1,000 in remaining Cash Surrender Value. We will usually pay any amounts requested as a full surrender or partial withdrawal from the Registered Separate Account within 7 days after we receive your Written Notice. We can postpone payments or any transfers out of a Subaccount if: (i) the New York Stock Exchange (NYSE) is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC; or (iv) the SEC permits delay for the protection of security holders. We may defer payments of a full or partial surrender or a transfer from the Fixed Account for up to six months from the date we received your Written Notice requesting the surrender after we request and receive approval from the department of insurance of the State where the Policy is delivered. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

G L W B 2 Rider Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

GLWB2 Rider Risks

For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue. The GLWB2 benefit does not guarantee the Policy Value at any time. If the GLWB2 Rider Benefit is elected, it guarantees the ultimate withdrawal benefit, NOT the Policy Value.

The GLWB Models we currently offer are comprised of volatility managed funds. The GLWB Models are required if your Policy is issued with the GLWB2 rider or if you add the GLWB2 rider after issue of your Policy. They are the only permitted GLWB Models for such Policies. You may not make changes to your allocations outside the GLWB Models. Changes to allocations outside the GLWB Model will be considered as having withdrawn from the model and risk termination of your GLWB2 rider. For this reason, you will not be able to execute trades online when you are using a GLWB Model.

Although GLWB Models are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks related to, and more detail about the Investment Options, the GLWB Models, including more information about conflicts of interest, see the prospectuses for the underlying Investment Options. We may modify the available Investment Options, including selection of GLWB Models, at any time. We also may discontinue use of the GLWB Models at any time (see the GLWB2 Rider, Asset Allocation section for additional information on discontinuation of a GLWB Model).

The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an Investment Option that is not consistent with the listed models.

Advisory Fee Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Advisory Fee Risks

Advisory Fees that the Insurance Company deducts from a non-qualified Policy and pays to an Investment Adviser will not be treated as received by the Policy Owner, and will not be reported as taxable income, if the fee does not exceed an annual rate of 1.5% of the Policy Value and the fees are only used to pay for Advisory Fees related to the Policy, and will not compensate the Investment Adviser for any other service.

Any fee amounts withdrawn that exceed the 1.5% cap during a calendar year will be reportable and taxable in the calendar year withdrawn. The amount that exceeds the Permitted Amount may be subject to federal and state withholding. Further, if the Policy Owner is less than age 59 1/2, a 10% penalty may also apply.

The Private Letter Ruling does not address qualified Policies. Based upon prior rulings, registered investment Advisory Fees paid from qualified Policies are not treated as distributions for tax purposes regardless of the annual rate. Should the IRS issue further guidance on this subject, we will reevaluate our obligation to report such fees.

Withdrawals from your Policy to pay Advisory Fees will impact guarantees under your Policy and will impact the amount of the death benefit as described below.

•        Withdrawals to pay Advisory Fees (regardless of percentage or amount withdrawn) reduce the Policy Value by the withdrawal amount. The death benefit amount under the Policy will be immediately reduced by the same calculation as any other withdrawal. See the Death Benefit section under the BENEFITS AVAILABLE UNDER THE POLICY.

•        Withdrawals to pay Advisory Fees cannot be requested if the Policy has an optional living benefit rider (GLWB2) that has been activated.

•        Given the possibly significant effect of such reductions, you are encouraged to consult your financial professional and a qualified tax advisor before making withdrawals to pay for Advisory Fees to your financial professional pursuant to an advisory fee authorization.

Transfer Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Transfer Risks

There is a risk that you will not be able to transfer your Account Value from one Investment Option to another because of limits on the dollar amount or frequency of transfers you can make which the Portfolio Companies impose. We are required to restrict or prohibit transfer by Policy Owners identified as having engaged in transactions that violate fund trading policies. You should read each Portfolio Company's prospectus for further details. Limitations on transfers out of the Fixed Account are more restrictive than those that apply to transfers out of the Subaccounts.

To discourage disruptive frequent trading activity, we impose restrictions on transfers (see GENERAL DESCRIPTION OF THE POLICY/Disruptive Trading Procedures section) and reserve the right to change, suspend or terminate telephone, fax and Internet transaction privileges (See GENERAL DESCRIPTION OF THE POLICY/Transfers section). In addition, we reserve the right to take other actions at any time to restrict trading, including, but not limited to: (i) restricting the number of transfers made during a defined period, (ii) restricting the dollar amount of transfers, and (iii) restricting transfers into and out of certain Subaccounts. We also reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the underlying portfolio.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventing all disruptive frequent trading and avoiding harm to long-term investors.

Potential For Increased Charges [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Potential for Increased Charges

The actual charges deducted are current charges on your Policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges as stated in your Policy.

Market Timing Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Market Timing Risks

Investments in variable annuity products can be a prime target for abusive transfer activity because these products value their Subaccounts on a daily basis and allow transfers among Subaccounts without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Subaccounts in reaction to market news or to exploit a perceived pricing inefficiency. Whatever the reason, long-term investors in a Subaccount can be harmed by frequent transfer activity since such activity may expose the Investment Option's underlying portfolio to increased portfolio transaction costs and/or disrupt the portfolio manager’s ability to effectively manage the portfolio’s investments in accordance with the portfolio’s investment objectives and policies, both of which may result in dilution with respect to interests held for long-term investment.

Termination Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Termination Risks

Ameritas Life has the right to terminate the Policy if the Cash Surrender Value is less than $1,000 and no premiums have been paid in 36 months (does not apply to IRAs), or the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy Value to maturity would be less than $20 per month. Also, it is possible that either through low investment returns or interest credited to the Fixed Account, there may not be sufficient Policy Value to cover any applicable Policy fees. If this happens, the Policy Owner may need to add premium either to meet the 36 month rule, or to keep the Policy Value positive.

Tax Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Tax Risks

Federal income tax laws may affect your investment in your Policy. This discussion is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). This prospectus is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. In addition, a 10% penalty may apply.

A death benefit paid under the Policy may be taxable income to the Beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes.

Cybersecurity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Cybersecurity Risk

We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Policy, your inability to conduct transactions under your Policy, our inability to calculate your Policy’s values, and the disclosure of your personal or confidential information.

Restrictions On Financial Transactions [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Restrictions on Financial Transactions

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or “freeze” your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

Other Matters [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Other Matters

Pandemics and their related major public health issues have a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to Ameritas Life. Any of these events could materially adversely affect the Insurance Company’s operations, business, financial results, or financial condition.

G L W B 2 Rider Single Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[23],[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[23],[24]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.00%	[23],[24]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%	[23],[24]
G L W B 2 Rider Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[23],[24],[25]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[23],[24],[25]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[23],[24],[25]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[23],[24],[25]
Maximum Expenses G L W B 2 Joint Spousal [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,816	[26]
Surrender Expense, 3 Years, Maximum [Dollars]	26,040	[26]
Surrender Expense, 5 Years, Maximum [Dollars]	42,735	[26]
Surrender Expense, 10 Years, Maximum [Dollars]	82,261	[26]
Annuitized Expense, 1 Year, Maximum [Dollars]	8,816	[27]
Annuitized Expense, 3 Years, Maximum [Dollars]	26,040	[27]
Annuitized Expense, 5 Years, Maximum [Dollars]	42,735	[27]
Annuitized Expense, 10 Years, Maximum [Dollars]	82,261	[27]
No Surrender Expense, 1 Year, Maximum [Dollars]	8,816	[28]
No Surrender Expense, 3 Years, Maximum [Dollars]	26,040	[28]
No Surrender Expense, 5 Years, Maximum [Dollars]	42,735	[28]
No Surrender Expense, 10 Years, Maximum [Dollars]	82,261	[28]
Maximum Expense G L W B 2 Single Life [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	8,333	[26]
Surrender Expense, 3 Years, Maximum [Dollars]	24,614	[26]
Surrender Expense, 5 Years, Maximum [Dollars]	40,394	[26]
Surrender Expense, 10 Years, Maximum [Dollars]	77,754	[26]
Annuitized Expense, 1 Year, Maximum [Dollars]	8,333	[27]
Annuitized Expense, 3 Years, Maximum [Dollars]	24,614	[27]
Annuitized Expense, 5 Years, Maximum [Dollars]	40,394	[27]
Annuitized Expense, 10 Years, Maximum [Dollars]	77,754	[27]
No Surrender Expense, 1 Year, Maximum [Dollars]	8,333	[28]
No Surrender Expense, 3 Years, Maximum [Dollars]	24,614	[28]
No Surrender Expense, 5 Years, Maximum [Dollars]	40,394	[28]
No Surrender Expense, 10 Years, Maximum [Dollars]	77,754	[28]
Maximum Expense Without G L W B 2 Rider [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	6,402	[29]
Surrender Expense, 3 Years, Maximum [Dollars]	18,909	[29]
Surrender Expense, 5 Years, Maximum [Dollars]	31,032	[29]
Surrender Expense, 10 Years, Maximum [Dollars]	59,728	[29]
Annuitized Expense, 1 Year, Maximum [Dollars]	6,402	[30]
Annuitized Expense, 3 Years, Maximum [Dollars]	18,909	[30]
Annuitized Expense, 5 Years, Maximum [Dollars]	31,032	[30]
Annuitized Expense, 10 Years, Maximum [Dollars]	59,728	[30]
No Surrender Expense, 1 Year, Maximum [Dollars]	6,402	[31]
No Surrender Expense, 3 Years, Maximum [Dollars]	18,909	[31]
No Surrender Expense, 5 Years, Maximum [Dollars]	31,032	[31]
No Surrender Expense, 10 Years, Maximum [Dollars]	59,728	[31]
Minimum Policy Expenses [Member]
Item 4. Fee Table [Line Items]
Surrender Expense, 1 Year, Maximum [Dollars]	550	[32]
Surrender Expense, 3 Years, Maximum [Dollars]	1,725	[32]
Surrender Expense, 5 Years, Maximum [Dollars]	3,007	[32]
Surrender Expense, 10 Years, Maximum [Dollars]	6,743	[32]
Annuitized Expense, 1 Year, Maximum [Dollars]	550	[33]
Annuitized Expense, 3 Years, Maximum [Dollars]	1,725	[33]
Annuitized Expense, 5 Years, Maximum [Dollars]	3,007	[33]
Annuitized Expense, 10 Years, Maximum [Dollars]	6,743	[33]
No Surrender Expense, 1 Year, Maximum [Dollars]	550	[34]
No Surrender Expense, 3 Years, Maximum [Dollars]	1,725	[34]
No Surrender Expense, 5 Years, Maximum [Dollars]	3,007	[34]
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 6,743	[34]

[1]	An Annual Policy Fee is also withdrawn each Policy Anniversary. Both the Minimum and Maximum Annual Policy Fee is $40. The Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
[2]	As a percentage of average daily net assets in the Subaccounts.
[3]	The total of mortality and expense risk charge plus administrative fee.
[4]	Total operating expenses charged by the Portfolio Companies before any waivers or reductions.
[5]	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the least expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Rider – Single Life
[6]	Deducted monthly from Policy Value to equal the annual % shown. This charge is the current charge for the most expensive optional benefit, the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider – Joint Spousal.
[7]	Charges and Fees are more fully explained in the CHARGES section.
[8]	Deducted at the end of each Policy Year or upon total surrender. Annual Policy Fee is waived only in those Policy Years if the Policy Value exceeds an amount, which we declare annually, on a Policy Anniversary (currently $50,000).
[9]	Base Policy Expenses include both the mortality and expense risk charge and administrative fee. These expenses are deducted daily from assets allocated to the Registered Separate Account to equal the annual % shown.
[10]	The Fixed Account is not an available Investment Option for Policies with the GLWB2 Rider.
[11]	The allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining Investment Options you selected in your latest allocation instructions.
[12]	The current interest rate may be higher than the Minimum Guaranteed Interest Rate. A renewal interest rate will be declared prior to the first day of the month of the Policy Anniversary and will be applicable for one year. Interest Rates are guaranteed on a Policy Year basis.
[13]	Your guaranteed minimum interest rate as shown on the schedule attached to your Policy may be larger.
[14]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place and reflect temporary fee reductions under such an arrangement.
[15]	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
[16]	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
[17]	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
[18]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[19]	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.67%.
[20]	Vanguard is a trademark of The Vanguard Group, Inc.
[21]	Premiums or transfers will only be accepted into this portfolio from Policyowners already invested in this portfolio. Policyowners who remove all allocations from this portfolio will not be permitted to reinvest in this portfolio.
[22]	Fee determined by applying % to Rider Charge Base
[23]	Deducted from the Policy Value monthly during the Accumulation and Withdrawal Phases. There are no fees before the Accumulation Phase and after the Withdrawal Phase.
[24]	Fee is determined by applying the % to the Rider Charge Base and is deducted during the Accumulation and Withdrawal phases. For Policies issued on or after May 1, 2017, the GLWB2 Rider is not available to be elected at issue or added after issue.
[25]	Traditional, SEP, Simple or Roth IRAs.
[26]	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
[27]	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
[28]	Maximum Policy Expenses – with GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, the guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit (2.00% for single life; 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis), plus the maximum fees and expenses before any waivers or reductions of any of the Portfolio Companies 5.82%.
[29]	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
[30]	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
[31]	Maximum Policy Expenses – issued without GLWB2 rider. This example assumes maximum charges of 0.80% for Registered Separate Account annual expenses, a $40 guaranteed maximum Policy fee, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies 5.82%.
[32]	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.
[33]	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.
[34]	Minimum Policy Expenses – This example assumes current charges of 0.45% for Registered Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the Portfolio Companies 0.09%.